SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT AND GEOGRAPHIC INFORMATION
Schedule of assets and liabilities by segment

	As of December 31,
	2012	2013
	RMB	RMB

Assets
Online degree programs	937,541	1,018,814
Online tutoring programs	49,980	64,138
Private primary and secondary schools	150,723	148,576
International and elite curriculum programs	23,132	19,996
Corporate assets	80,877	89,246

Total assets	1,242,253	1,340,770

Liabilities
Online degree programs	184,190	186,491
Online tutoring programs	57,188	62,039
Private primary and secondary schools	112,008	103,552
International and elite curriculum programs	38,081	37,505
Corporate liabilities	3,684	288,542

Total liabilities	395,151	678,129

Schedule of operating results of segment

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Net revenue
Online degree programs	347,107	393,343	438,375
Online tutoring programs	25,755	25,266	31,312
Private primary and secondary schools	49,653	59,937	68,747
International and elite curriculum programs	13,344	9,776	9,506

Total net revenue	435,859	488,322	547,940

Cost of revenue
Online degree programs	124,242	137,689	147,597
Online tutoring programs	9,107	11,861	10,829
Private primary and secondary schools	36,127	42,713	46,945
International and elite curriculum programs	16,128	9,846	5,628

Total cost of revenue	185,604	202,109	210,999

Gross profit (loss)
Online degree programs	222,865	255,654	290,778
Online tutoring programs	16,648	13,405	20,483
Private primary and secondary schools	13,526	17,224	21,802
International and elite curriculum programs	(2,784)	(70)	3,878

Total gross profit	250,255	286,213	336,941

Schedule of net revenue

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Third parties:
Online degree programs	97,284	121,541	146,816
Online tutoring programs	25,755	25,266	31,312
Private primary and secondary schools	49,653	59,937	68,747
International and elite curriculum programs	13,344	9,776	9,506
	186,036	216,520	256,381
Related parties:
Online education technical services, consulting services and recruiting services	249,823	271,802	291,559
	249,823	271,802	291,559
	435,859	488,322	547,940

Schedule of goodwill and acquired intangible assets by segment

	As of December 31,
	2012	2013
	RMB	RMB
Acquired intangible assets, net:
Online degree programs	43,798	41,439
Online tutoring programs	4,324	4,315
Private primary and secondary schools	2,442	2,189
International and elite curriculum programs	3,935	3,473
	54,499	51,416
Goodwill:
Online degree programs	17,960	17,960
Online tutoring programs	20,798	20,798
Private primary and secondary schools	—	—
International and elite curriculum programs	4,497	4,497
	43,255	43,255